MoA Catholic Values Index Fund Expense Example - MoA Catholic Values Index Fund - MoA Catholic Values Index Fund	Dec. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 24
Expense Example, with Redemption, 3 Years	676
Expense Example, with Redemption, 5 Years	1,353
Expense Example, with Redemption, 10 Years	$ 3,166